Note 31 Non Controlling Interest Classified By Concept (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests		€ 3,564	€ 3,623	[2]	€ 4,853
BBVA Garanti [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	[3]	1,129	1,179		2,851
Peru BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests		1,586	1,469		1,212
Argentina BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests		544	687		557
Colombia BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests		82	73		76
Venezuela BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests		108	95		70
Other entities BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests		€ 115	€ 119		€ 87

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(2) The change corresponds mainly to the voluntary takeover bid for the entire share capital of Garanti BBVA completed on May 18, 2022 (see Note 3).